Operating Segments Operating Segments Level 4 (Details) - Reconciliation of Segment EBITDA to Net Income (Details) - USD ($) $ in Millions		2 Months Ended	10 Months Ended	12 Months Ended
		Dec. 31, 2014	Oct. 24, 2014	Dec. 31, 2015	Dec. 31, 2013
Segment Reporting Information [Line Items]
Current Fiscal Year End Date				--12-31
Income (Loss) from Equity Method Investments		$ 0	$ 3	$ 2	$ 3
Assets	[1]	2,884		2,663
Segment EBITDA		46	192	194	238
Non-cash charges		(46)	(114)	(15)	(12)
Unrealized losses from pension liability		(15)	0	13	0
Restructuring and other costs - including management fees		(5)	(20)	(32)	(21)
Reorganization Items		(3)	1,972	(8)	0
Total adjustments		(69)	1,838	(39)	(33)
Interest expense, net		(15)	(162)	(79)	(394)
Income Tax Expense (Benefit)		0	(36)	(13)	(104)
Other Depreciation and Amortization		(22)	(147)	(153)	(171)
Loss on extinguishment and exchange of debt		0	0	7	0
Net Income (Loss) Attributable to Momentive Performance Materials Inc		(60)	1,685	(83)	(464)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest		(60)	1,685	(83)	(464)
Silicones [Member]
Segment Reporting Information [Line Items]
Assets	[1]	2,536		2,364
Segment EBITDA		44	213	201	241
Other Depreciation and Amortization		(18)	(127)	(127)	(150)
Quartz [Member]
Segment Reporting Information [Line Items]
Assets	[1]	301		290
Segment EBITDA		6	17	27	35
Other Depreciation and Amortization		(4)	(20)	(26)	(21)
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Assets	[1]	47		9
Segment EBITDA		$ (4)	$ (38)		$ (38)
Parent [Member]
Segment Reporting Information [Line Items]
Unrealized losses from pension liability				16
Parent [Member] | Corporate and Other [Member]
Segment Reporting Information [Line Items]
Segment EBITDA				(34)
Parent [Member]
Segment Reporting Information [Line Items]
Income Tax Expense (Benefit)				$ (13)

[1]	Deferred income tax assets are included within Corporate as reconciling amounts to the Company's total assets as presented on the Consolidated Balance Sheets.